Commitments and Contingencies - Minimum Rental Commitments Under Non Cancelable Operating Leases with Lease Terms in Excess of One Year (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 155
2020	110
2021	76
2022	53
2023	41
2024 and beyond	135
Total minimum rental commitments	$ 570